Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

December 4, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Money Market Prime Series (the “Fund”), a series of Deutsche Money Funds (the “Trust”) (Reg. Nos. 002-51992, 811-02527)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 28, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Sincerely yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.